INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 743,530	$ 726,559
Less than 12 Months Unrealized Loss	(11,565)	(9,062)
12 Months or More Fair Value	243,220	317,670
12 Months or More Unrealized Loss	(4,533)	(11,658)
Total Fair Value	986,750	1,044,229
Total Unrealized Loss	(16,098)	(20,720)
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	97	97
Less than 12 Months Unrealized Loss	(1)	(1)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Loss	0	0
Total Fair Value	97	97
Total Unrealized Loss	(1)	(1)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	19,917
Less than 12 Months Unrealized Loss	(150)
12 Months or More Fair Value	0
12 Months or More Unrealized Loss	0
Total Fair Value	19,917
Total Unrealized Loss	(150)
Mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	505,081	500,768
Less than 12 Months Unrealized Loss	(7,703)	(5,362)
12 Months or More Fair Value	117,211	246,523
12 Months or More Unrealized Loss	(2,643)	(9,563)
Total Fair Value	622,292	747,291
Total Unrealized Loss	(10,346)	(14,925)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	94,632	972
Less than 12 Months Unrealized Loss	(2,710)	(6)
12 Months or More Fair Value	12,023	29,287
12 Months or More Unrealized Loss	(150)	(764)
Total Fair Value	106,655	30,259
Total Unrealized Loss	(2,860)	(770)
Asset-backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	116,057	189,066
Less than 12 Months Unrealized Loss	(764)	(3,042)
12 Months or More Fair Value	92,629	17,144
12 Months or More Unrealized Loss	(1,249)	(403)
Total Fair Value	208,686	206,210
Total Unrealized Loss	(2,013)	(3,445)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	7,746	35,656
Less than 12 Months Unrealized Loss	(237)	(651)
12 Months or More Fair Value	21,357	24,716
12 Months or More Unrealized Loss	(491)	(928)
Total Fair Value	29,103	60,372
Total Unrealized Loss	$ (728)	$ (1,579)